NOTES PAYABLE (Tables)	12 Months Ended
Oct. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

Notes payable as of October 31, 2024 and 2023 consisted of the following:

	As of	As of
	October 31, 2024	October 31, 2023
Convertible note, net of discounts	$-	$1,217,597
Promissory notes, net of discounts	742,852	-
Note payable – related party	135,000	-
Total Notes payable	$877,852	$1,217,597